Chase Growth Fund
Schedule of Investments
at December 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 95.5%	Value
	Asset Management - 4.7%
2,973	BlackRock, Inc.	$2,145,138
9,055	T. Rowe Price Group, Inc.	1,370,837
		3,515,975
	Business Services - 3.5%
5,861	MSCI, Inc.	2,617,112

	Chemicals - 2.0%
12,675	FMC Corp.	1,456,738

	Chemicals - Specialty - 5.3%
22,680	Eastman Chemical Co.	2,274,350
18,510	RPM International, Inc.	1,680,338
		3,954,688
	Computer - Semiconductors - 2.2%
18,635	Applied Materials, Inc.	1,608,201

	Computer Hardware - 6.0%
33,688	Apple, Inc.	4,470,061

	Computer Software - 17.4%
4,856	Adobe Systems, Inc. *	2,428,583
3,780	Ansys, Inc. *	1,375,164
8,795	DocuSign, Inc. *	1,955,128
6,945	EPAM Systems, Inc. *	2,488,741
20,910	Microsoft Corp.	4,650,802
		12,898,418
	Drugs - Proprietary - 1.8%
7,885	Zoetis, Inc. - Class A	1,304,967

	Electrical Instruments - 2.2%
11,100	PerkinElmer, Inc.	1,592,850

	Engineering/Construction - 3.6%
10,130	Jacobs Engineering Group, Inc.	1,103,765
21,710	Quanta Services, Inc.	1,563,554
		2,667,319
	Finance/Banks - 2.8%
30,305	Morgan Stanley	2,076,802

	Finance/Information Services - 2.2%
7,612	Visa, Inc. - Class A	1,664,973

	Food - 1.7%
30,705	Hain Celestial Group, Inc. *	1,232,806

	Health Care Benefits - 2.8%
6,014	UnitedHealth Group, Inc.	2,108,990

	Health Care Services - 1.7%
7,135	IQVIA Holdings, Inc. *	1,278,378

	Industrial Distributors - 2.1%
3,909	W. W. Grainger, Inc.	1,596,201

	Internet Retail - 4.8%
1,084	Amazon.com, Inc. *	3,530,512

	Internet Software & Services - 5.3%
1,423	Alphabet, Inc. - Class A *	2,494,007
5,330	Facebook, Inc. - Class A *	1,455,943
		3,949,950
	Machinery - 3.2%
13,262	Caterpillar, Inc.	2,413,949

	Medical Products - 1.9%
5,630	Stryker Corp.	1,379,575

	Metals - Precious - 1.7%
31,375	Kirkland Lake Gold Ltd. +	1,294,846

	Railroad - 1.6%
5,771	Kansas City Southern	1,178,034

	Retail - Discount - 2.3%
8,230	Dollar General Corp.	1,730,769

	Semiconductors - 9.9%
29,355	Advanced Micro Devices, Inc. *	2,692,147
8,330	MKS Instruments, Inc.	1,253,249
4,352	NVIDIA Corp.	2,272,614
6,930	Qorvo, Inc. *	1,152,251
		7,370,261
	Wireless Telecommunication - 2.8%
15,465	T-Mobile US, Inc. *	2,085,455

	TOTAL COMMON STOCKS (Cost $44,168,582)	70,977,830

	REIT - 1.8%
	Equity Real Estate Investment Trusts (REITs) - 1.8%
7,130	Innovative Industrial Properties, Inc.	1,305,717

	TOTAL REITS (Cost $1,251,062)	1,305,717

	MONEY MARKET FUND - 2.8%
2,079,181	Invesco STIT Treasury Portfolio - Institutional Class, 0.01% #	2,079,181
	TOTAL MONEY MARKET FUND (Cost $2,079,181)	2,079,181
	Total Investments in Securities (Cost $47,498,825) - 100.1%	74,362,728
	Liabilities in Excess of Other Assets - (0.1)%	(50,499)
	NET ASSETS - 100.0%	$74,312,229

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of December 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Growth Fund
Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$6,035,405	$-	$-	$6,035,405
Consumer Discretionary	5,261,281	-	-	5,261,281
Consumer Staples	1,232,806	-	-	1,232,806
Financials	8,209,889	-	-	8,209,889
Health Care	7,664,760	-	-	7,664,760
Industrials	7,855,504	-	-	7,855,504
Information Technology	28,011,913	-	-	28,011,913
Materials	6,706,272	-	-	6,706,272
Total Common Stocks	70,977,830	-	-	70,977,830
REIT	1,305,717	-	-	1,305,717
Money Market Fund	2,079,181	-	-	2,079,181
Total Investments in Securities	$74,362,728	$-	$-	$74,362,728

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.